Performance Management - Nomura ETF Trust II	Mar. 31, 2026
Nomura Strategic Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Strategic Income ETF performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the historical performance of the Predecessor Fund as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on November 6, 2026 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The investment objectives of the Predecessor Fund and the Fund are identical and the investment strategies of the Predecessor Fund and the Fund are substantially the same.
The returns shown in the bar chart and the table are those of the Institutional Class of shares of the Predecessor Fund. The bar chart shows changes in the Predecessor Fund’s performance from year to year and the table shows how the Predecessor Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. On January 31, 2017, the Predecessor Fund was repositioned as an income-oriented fund. The returns prior to January 31, 2017 do not reflect this change.
The returns shown below reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. In addition, returns of the Fund will be different from the returns of the Predecessor Fund as they have different expenses. You can obtain updated performance information for the Fund at global.nomuraassetmanagement.com/investments/etf or by calling 844-469-9911. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The returns shown in the bar chart and the table are those of the Institutional Class of shares of the Predecessor Fund. The bar chart shows changes in the Predecessor Fund’s performance from year to year and the table shows how the Predecessor Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar year-by-year total return (Predecessor Fund Institutional Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, the Predecessor Fund Institutional Class’s highest quarterly return was 10.81% for the quarter ended June 30, 2020,  and its lowest quarterly return  was -9.55% for the quarter ended March 31, 2020.
The Predecessor Fund’s fiscal year end was July 31. The Fund’s fiscal year end is March 31. As of September 30, 2026, the Predecessor Fund’s Institutional Class shares had a calendar year-to-date return of -0.20%.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]

	1 year	5 years	10 years
Institutional Class return before taxes..........................................	8.16%	2.82%	3.95%
Institutional Class return after taxes on distributions................................	5.38%	0.63%	2.03%
Institutional Class return after taxes on distributions and sale of Fund shares..............	4.77%	1.17%	2.17%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes).........	7.30%	-0.36%	2.01%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]
Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	global.nomuraassetmanagement.com/investments/etf
Performance Availability Phone [Text]	844-469-9911
Nomura Strategic Income ETF | ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of September 30, 2026, the Predecessor Fund’s Institutional Class shares had a calendar year-to-date return of -0.20%.
Bar Chart, Year to Date Return	(0.20%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	10.81%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(9.55%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nomura Small and Mid Cap ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Small and Mid Cap ETF performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the historical performance of the Predecessor Fund as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on November 6, 2026 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The investment objectives of the Predecessor Fund and the Fund are identical and the investment strategies of the Predecessor Fund and the Fund are substantially the same.
The returns shown in the bar chart and the table are those of the Institutional Class of shares of the Predecessor Fund. The bar chart shows changes in the Predecessor Fund’s performance from year to year and the table shows how the Predecessor Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund and the Predecessor Fund. On April 30, 2021,  Delaware Management Company became the Predecessor Fund’s investment manager. The returns shown from before April 30, 2021 are from the Predecessor Fund’s prior investment manager.
Effective November 15, 2021, the Predecessor Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Predecessor Fund’s former strategy.
The returns shown below reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. In addition, returns of the Fund will be different from the returns of the Predecessor Fund as they have different expenses. You can obtain updated performance information for the Fund at global.nomuraassetmanagement.com/investments/etf or by calling 844-469-9911. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The returns shown in the bar chart and the table are those of the Institutional Class of shares of the Predecessor Fund. The bar chart shows changes in the Predecessor Fund’s performance from year to year and the table shows how the Predecessor Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund and the Predecessor Fund.
Bar Chart [Heading]	Calendar year-by-year total return (Predecessor Fund Institutional Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, the Predecessor Fund Institutional Class’s highest quarterly return was 27.10%  for the quarter ended December 31, 2020, and its lowest quarter return was  -28.93% for the quarter ended   March 31, 2020.
Both the Predecessor Fund’s and Fund’s fiscal year end is March 31, 2026. As of September 30, 2026,   the Predecessor Fund’s Institutional Class had a calendar year-to-date return of 12.42%.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]

	1 year	5 years	10 years
Institutional Class return before taxes..........................................	8.95%	8.66%	10.34%
Institutional Class return after taxes............................................	8.54%	6.31%	8.51%
Institutional Class return after taxes on distributions and sale of Fund shares..............	5.59%	6.10%	7.85%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)..................	17.15%	13.15%	14.29%
Russell 2500TM Index (reflects no deduction for fees, expenses or taxes).................	11.91%	7.26%	10.40%
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Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	global.nomuraassetmanagement.com/investments/etf
Performance Availability Phone [Text]	844-469-9911
Nomura Small and Mid Cap ETF | ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of September 30, 2026, the Predecessor Fund’s Institutional Class had a calendar year-to-date return of 12.42%.
Bar Chart, Year to Date Return	12.42%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	27.10%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarter return
Lowest Quarterly Return	(28.93%)
Lowest Quarterly Return, Date	Mar. 31, 2020

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